Note 5 - Investment in Interest-Earning Time Deposits	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Investments and Other Noncurrent Assets [Text Block]

Note 5 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2014 and 2013, by contractual maturity, is shown below:

	2014	2013
	(In Thousands)
Due in one year or less	$2,337	$3,042
Due after one year through five years	4,323	4,591
	$6,660	$7,633